Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation	Dec. 31, 2022
Below 31 [Member] | Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation [Line Items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	18.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	32.00%
Below 31 [Member] | Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation [Line Items]
Annual Voluntarily Resignation Rate of Indirect Cost Staff	32.00%
31-40 [Member] | Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation [Line Items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	9.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	19.00%
31-40 [Member] | Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation [Line Items]
Annual Voluntarily Resignation Rate of Indirect Cost Staff	19.00%
41-50 [Member] | Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation [Line Items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	6.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	15.00%
41-50 [Member] | Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation [Line Items]
Annual Voluntarily Resignation Rate of Indirect Cost Staff	15.00%
Above 50 [Member] | Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation [Line Items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	0.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	0.00%
Above 50 [Member] | Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of annual voluntary resignation [Line Items]
Annual Voluntarily Resignation Rate of Indirect Cost Staff	0.00%